SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ARE STATED AT COST LESS ACCUMULATED DEPRECIATION (Details)	Mar. 31, 2025
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	39 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	18 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years